Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at banks	€ 4,774		€ 6,396
Money market securities	4,352		6,242
Other cash and cash equivalents	3,324		0
Total Cash and cash equivalents	€ 12,450	€ 12,638	€ 12,638